Additional information - Financial Statement Schedule I - Condensed statement of profit or loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Condensed statement of profit or loss
Exceptional items	£ (36,626)	£ (47,778)
Finance income	37,754	2,496	£ 23,523
Loss before income tax	(39,664)	(130,724)	(32,574)
Income tax expense	6,641	17,565	3,896
Loss for the year	(33,023)	(113,159)	(28,678)
Parent
Condensed statement of profit or loss
Operating expenses excluding exceptional items	(7,816)	(10,866)	(13,788)
Exceptional items	(55)	(43,324)
Finance income	6,973	2,509	113
Loss before income tax	(898)	(51,681)	(13,675)
Income tax expense	(1)
Loss for the year	£ (899)	£ (51,681)	£ (13,675)